Loan capital - Retail bonds (Details)	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Subsidiary ownership (in percent)	100.00%
Repurchased amount (in currency) | £	£ 3,843,000
Loan capital		$ 667,814,000	$ 655,880,000	$ 638,665,000
Loan capital repurchase amount		$ 4,935,000
Exchange rate	1.3649	1.3649
August 19, 2014
Disclosure of detailed information about borrowings [line items]
Face amount (in currency) | £	£ 90,000,000
Interest rate per annum	6.50%	6.50%
Repurchased amount (in currency) | £	£ 3,843,000
Face amount outstanding (in currency) after repurchases | £	86,157,000
USD equivalent face value outstanding at exchange rate at issuance		$ 143,176,000
Loan capital		117,596,000
August 19, 2014 | Fair value
Disclosure of detailed information about borrowings [line items]
Loan capital		$ 117,587,000	119,871,000
April 26, 2016
Disclosure of detailed information about borrowings [line items]
Face amount (in currency) | £	£ 100,000,000
Interest rate per annum	6.125%	6.125%
Face amount outstanding (in currency) after repurchases | £	£ 100,000,000
USD equivalent face value outstanding at exchange rate at issuance		$ 144,020,000
Loan capital		136,490,000
April 26, 2016 | Fair value
Disclosure of detailed information about borrowings [line items]
Loan capital		$ 133,726,000	128,302,000
June 1, 2017
Disclosure of detailed information about borrowings [line items]
Face amount (in currency) | £	£ 175,000,000
Interest rate per annum	5.00%	5.00%
Face amount outstanding (in currency) after repurchases | £	£ 175,000,000
USD equivalent face value outstanding at exchange rate at issuance		$ 225,803,000
Loan capital		238,858,000
June 1, 2017 | Fair value
Disclosure of detailed information about borrowings [line items]
Loan capital		$ 220,764,000	208,924,000
February 12, 2018
Disclosure of detailed information about borrowings [line items]
Face amount (in currency) | £	£ 180,000,000
Interest rate per annum	6.125%	6.125%
Face amount outstanding (in currency) after repurchases | £	£ 180,000,000
USD equivalent face value outstanding at exchange rate at issuance		$ 180,000,000
Loan capital		180,000,000
February 12, 2018 | Fair value
Disclosure of detailed information about borrowings [line items]
Loan capital		$ 174,006,000	$ 172,350,000